UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipals Trust
Semiannual Report
January 31, 2023

Arizona    •      Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2023
Eaton Vance
Municipal Income Funds

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	0.49%	(3.36)%	1.54%	1.92%
Class A with 3.25% Maximum Sales Charge	—	—	(2.83)	(6.49)	0.87	1.58
Class C at NAV	12/16/2005	07/25/1991	(0.01)	(4.18)	0.77	1.32
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.00)	(5.12)	0.77	1.32
Class I at NAV	08/03/2010	07/25/1991	0.59	(3.17)	1.74	2.13

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%
Bloomberg Arizona Municipal Bond Index	—	—	0.42	(3.62)	1.80	2.25
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.46%	1.71%	2.66%
Taxable-Equivalent Distribution Rate	4.37	3.04	4.72
SEC 30-day Yield	2.36	1.70	2.64
Taxable-Equivalent SEC 30-day Yield	4.20	3.03	4.69
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	0.77%	(2.88)%	1.54%	1.86%
Class A with 3.25% Maximum Sales Charge	—	—	(2.50)	(6.07)	0.87	1.53
Class C at NAV	02/09/2006	05/01/1992	0.28	(3.63)	0.78	1.25
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.72)	(4.58)	0.78	1.25
Class I at NAV	03/03/2008	05/01/1992	0.87	(2.69)	1.75	2.07

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%
Bloomberg Connecticut Municipal Bond Index	—	—	0.90	(1.74)	2.47	2.23
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.38%	1.63%	2.58%
Taxable-Equivalent Distribution Rate	4.56	3.13	4.94
SEC 30-day Yield	2.29	1.63	2.57
Taxable-Equivalent SEC 30-day Yield	4.39	3.12	4.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	0.57%	(2.15)%	1.69%	1.84%
Class A with 3.25% Maximum Sales Charge	—	—	(2.71)	(5.33)	1.02	1.51
Class C at NAV	12/21/2005	07/29/1991	0.23	(2.88)	0.93	1.24
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.77)	(3.84)	0.93	1.24
Class I at NAV	08/03/2010	07/29/1991	0.67	(1.95)	1.89	2.04

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%
Bloomberg Minnesota Municipal Bond Index	—	—	0.96	(2.54)	1.93	2.08
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.20%	1.45%	2.40%
Taxable-Equivalent Distribution Rate	4.45	2.95	4.85
SEC 30-day Yield	2.22	1.56	2.49
Taxable-Equivalent SEC 30-day Yield	4.50	3.16	5.05
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson, Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	0.02%	(4.97)%	1.91%	2.10%
Class A with 3.25% Maximum Sales Charge	—	—	(3.27)	(8.10)	1.23	1.76
Class C at NAV	12/14/2005	01/08/1991	(0.41)	(5.79)	1.13	1.48
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.40)	(6.71)	1.13	1.48
Class I at NAV	03/03/2008	01/08/1991	0.12	(4.87)	2.09	2.29

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%
Bloomberg New Jersey Municipal Bond Index	—	—	1.08	(3.00)	2.94	2.98
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.72%	1.98%	2.92%
Taxable-Equivalent Distribution Rate	5.62	4.08	6.03
SEC 30-day Yield	2.56	1.90	2.84
Taxable-Equivalent SEC 30-day Yield	5.28	3.93	5.86
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	0.60%	(4.32)%	1.43%	1.79%
Class A with 3.25% Maximum Sales Charge	—	—	(2.71)	(7.38)	0.76	1.46
Class C at NAV	01/13/2006	01/08/1991	0.13	(5.02)	0.66	1.18
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.86)	(5.95)	0.66	1.18
Class I at NAV	03/03/2008	01/08/1991	0.70	(4.10)	1.62	1.99

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%
Bloomberg Pennsylvania Municipal Bond Index	—	—	0.63	(3.74)	2.28	2.64
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.74%	1.49%	0.54%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.87%	2.13%	3.07%
Taxable-Equivalent Distribution Rate	5.12	3.79	5.47
SEC 30-day Yield	2.52	1.86	2.80
Taxable-Equivalent SEC 30-day Yield	4.48	3.31	4.98
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	3.07%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
January 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of
Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.90	$3.69	0.73%
Class C	$1,000.00	$ 999.90	$7.46	1.48%
Class I	$1,000.00	$1,005.90	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class C	$1,000.00	$1,017.75	$7.53	1.48%
Class I	$1,000.00	$1,022.53	$2.70	0.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.

Eaton Vance
Municipal Income Funds
January 31, 2023
Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,007.70	$3.64	0.72%
Class C	$1,000.00	$1,002.80	$7.42	1.47%
Class I	$1,000.00	$1,008.70	$2.63	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.58	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.58	$2.65	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,005.70	$3.49	0.69%
Class C	$1,000.00	$1,002.30	$7.27	1.44%
Class I	$1,000.00	$1,006.70	$2.48	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.73	$3.52	0.69%
Class C	$1,000.00	$1,017.95	$7.32	1.44%
Class I	$1,000.00	$1,022.74	$2.50	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.

Eaton Vance
Municipal Income Funds
January 31, 2023
Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,000.20	$3.73	0.74%
Class C	$1,000.00	$ 995.90	$7.50	1.49%
Class I	$1,000.00	$1,001.20	$2.72	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,022.48	$2.75	0.54%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,006.00	$4.30	0.85%
Class C	$1,000.00	$1,001.30	$8.07	1.60%
Class I	$1,000.00	$1,007.00	$3.29	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.92	$4.33	0.85%
Class C	$1,000.00	$1,017.14	$8.13	1.60%
Class I	$1,000.00	$1,021.93	$3.31	0.65%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.9%
Security	Principal Amount (000's omitted)	Value
Education — 12.6%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 250,667
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	53,891
5.00%, 7/15/40(1)	350	340,847
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	47,683
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	471,487
Arizona State University, 5.00%, 7/1/36	1,150	1,203,015
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	219,415
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	384,115
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	428,895
Northern Arizona University, 5.00%, 6/1/38	1,000	1,064,330
Pima County Community College District, AZ:
5.00%, 7/1/33	300	337,419
5.00%, 7/1/35	720	799,711
University of Arizona:
5.00%, 6/1/38	1,500	1,598,445
5.00%, 8/1/38	600	675,894
5.00%, 6/1/42	1,500	1,647,765
		$ 9,523,579
Electric Utilities — 7.6%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,218,638
5.00%, 7/1/36	1,000	1,210,760
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,072,990
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/35	1,000	1,114,970
5.00%, 1/1/45	1,000	1,118,350
		$ 5,735,708
Escrowed/Prerefunded — 0.3%
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$ 202,566
		$ 202,566
Security	Principal Amount (000's omitted)	Value
General Obligations — 10.6%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	$225	$ 236,048
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,586,115
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	308,226
Phoenix, AZ, 5.00%, 7/1/25	1,320	1,404,968
Puerto Rico, 5.625%, 7/1/29	500	532,445
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	835,867
Scottsdale, AZ, 4.00%, 7/1/39(2)	1,500	1,578,345
Tempe, AZ, 5.00%, 7/1/30	1,000	1,143,180
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	355,905
		$ 7,981,099
Hospital — 10.1%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$ 1,699,965
Arizona Industrial Development Authority, (Phoenix Children's Hospitals), (LOC: JPMorgan Chase Bank, N.A.), 1.20%, 2/1/48(3)	2,000	2,000,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,000	979,100
4.00%, 1/1/45	1,000	975,870
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	447,592
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	504,735
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,027,301
		$ 7,634,563
Housing — 2.3%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 512,375
5.00%, 7/1/44	250	253,132
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	433,331
5.00%, 7/1/37	500	510,425
		$ 1,709,263

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 4.2%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,119,380
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	229,138
4.50%, 8/1/42	850	850,221
		$ 3,198,739
Insured - Electric Utilities — 2.3%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$ 434,515
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	454,666
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	121,295
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	485	491,557
Series SS, (NPFG), 5.00%, 7/1/25	245	245,299
		$ 1,747,332
Insured - General Obligations — 11.8%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,240,968
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	522,025
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,187,210
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,839,919
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,302,320
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/37	375	393,236
(BAM), 4.00%, 7/1/39	400	414,212
		$ 8,899,890
Insured - Lease Revenue/Certificates of Participation — 2.0%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42(2)	$500	$ 506,585
(AGM), 4.25%, 6/1/47(2)	1,000	1,010,250
		$ 1,516,835
Insured - Special Tax Revenue — 4.5%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,323,500
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 2,061,310
		$ 3,384,810
Other Revenue — 1.9%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,437,316
		$ 1,437,316
Senior Living/Life Care — 2.0%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 475,225
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	209,273
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	359,480
4.00%, 12/1/30	500	468,205
		$ 1,512,183
Special Tax Revenue — 7.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 201,568
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	37,738
1.30%, 7/1/28	500	459,050
2.10%, 7/1/36	580	474,765
2.55%, 7/1/46	125	92,019
4.00%, 7/1/32	275	293,711
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	1,005,790
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	640,872
4.00%, 8/1/36	500	520,440
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	987,740
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,269,978
		$ 5,983,671
Transportation — 6.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,032,450
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	1,500	1,491,900
(AMT), 4.00%, 7/1/38	1,000	993,550

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Phoenix Civic Improvement Corp., AZ, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/49	$1,455	$ 1,513,724
		$ 5,031,624
Water and Sewer — 7.2%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,594,605
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	772,402
Green Bonds, 4.00%, 7/15/47	1,000	1,002,640
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	893,385
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	601,844
5.00%, 7/1/35	530	581,092
		$ 5,445,968
Total Tax-Exempt Municipal Obligations (identified cost $70,175,010)		$ 70,945,146

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$ 167,379
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	45	44,005
		$ 211,384
General Obligations — 0.8%
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	$655	$ 650,952
		$ 650,952
Special Tax Revenue — 3.7%
Coconino County, AZ, Pledged Revenue, 4.073%, 7/1/23	$500	$ 498,680
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	850	692,206
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	540	473,115
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tempe, AZ, Transit Excise Tax Revenue: (continued)
1.345%, 7/1/28	$1,330	$ 1,145,476
		$ 2,809,477
Total Taxable Municipal Obligations (identified cost $4,141,962)		$ 3,671,813

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 504,925
Total Trust Units (identified cost $497,285)		$ 504,925
Total Investments — 99.4% (identified cost $74,814,257)		$ 75,121,884
Other Assets, Less Liabilities — 0.6%		$ 430,783
Net Assets — 100.0%		$ 75,552,667
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $1,962,418 or 2.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.6% of total investments.

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Yale University, 0.873%, 4/15/25	$1,000	$ 927,244
Total Corporate Bonds (identified cost $928,000)		$ 927,244

Tax-Exempt Municipal Obligations — 95.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,107,830
		$ 1,107,830
Education — 23.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 606,360
5.00%, 7/1/30	175	203,007
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	371,205
4.00%, 7/1/34	375	405,127
4.00%, 7/1/35	310	331,502
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	261,622
4.00%, 7/1/37	270	274,671
5.00%, 7/1/26	270	289,524
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,471,900
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,927,722
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	500	499,185
5.00%, 7/1/34	1,475	1,567,984
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	476,811
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	146,355
4.00%, 7/1/29	100	108,572
4.00%, 7/1/30	125	135,533
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/33	$430	$ 458,922
4.00%, 7/1/34	1,095	1,157,360
4.00%, 7/1/36	560	580,070
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	834,689
5.00%, 7/1/35	850	869,677
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	957,810
0.40%, 7/1/36(1)	1,000	1,000,000
0.50%, 7/1/36(1)	1,700	1,700,000
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,718,759
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,997,820
University of Connecticut, 5.00%, 5/1/25	1,000	1,058,650
		$ 22,410,837
Escrowed/Prerefunded — 1.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 422,665
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	155,805
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,040,390
		$ 1,618,860
General Obligations — 29.0%
Bridgeport, CT, 5.00%, 8/1/32	$175	$ 205,730
Colchester, CT, 4.00%, 10/15/28	440	452,945
Connecticut:
4.00%, 1/15/38	1,000	1,029,570
4.00%, 6/15/39	300	307,647
4.00%, 6/15/41	300	303,849
5.00%, 4/15/30	1,150	1,323,443
Social Bonds, 5.00%, 11/15/42	1,500	1,685,775
Darien, CT, 4.00%, 8/1/37	1,310	1,360,776
East Haddam, CT:
3.00%, 12/1/35	400	395,908
3.00%, 12/1/37	335	318,826
Ellington, CT:
3.00%, 9/15/33	280	282,083
3.00%, 9/15/35	210	204,945
Enfield, CT, 4.00%, 8/1/29	500	538,375

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Greenwich, CT:
4.00%, 7/15/29	$450	$ 461,588
4.00%, 7/15/30	250	256,030
4.00%, 7/15/32	400	408,536
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,428,894
Green Bonds, 4.125%, 4/1/41	1,410	1,440,738
Guilford, CT, 3.00%, 8/1/34	500	501,930
North Haven, CT:
5.00%, 7/15/23	1,475	1,492,641
5.00%, 7/15/25	1,490	1,590,188
Norwalk, CT, 4.00%, 8/15/47	1,425	1,457,020
Puerto Rico:
5.625%, 7/1/27	328	343,944
5.625%, 7/1/29	750	798,667
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,063,970
South Windsor, CT, 4.00%, 2/1/43(2)	1,425	1,470,217
Thomaston, CT, 3.00%, 8/8/23	2,000	2,000,040
Waterbury, CT, 5.00%, 8/1/37	1,150	1,315,853
West Haven, CT, 4.00%, 9/15/36	1,500	1,514,100
Windsor Locks, CT:
4.125%, 7/15/41	640	660,096
4.25%, 7/15/48	1,280	1,329,690
		$ 27,944,014
Hospital — 8.5%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$ 1,375,785
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,620	1,484,033
5.00%, 7/1/31	1,000	1,134,750
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,157,780
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	516,095
5.00%, 7/1/34	1,520	1,564,263
		$ 8,232,706
Housing — 6.8%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 758,228
(FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	745	740,783
(SPA: TD Bank, N.A.), 1.60%, 11/15/50(3)	3,000	3,000,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	$1,000	$ 1,060,640
Sustainability Bonds, 4.05%, 11/15/42	1,000	1,005,010
		$ 6,564,661
Insured - Education — 4.9%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,288,988
(AMBAC), 5.25%, 7/1/31	2,050	2,447,351
		$ 4,736,339
Insured - General Obligations — 7.9%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,218,246
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,594,477
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	501,135
(AGM), 5.00%, 4/1/31	240	240,538
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,980,240
(BAM), 5.00%, 3/1/47	1,000	1,082,930
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,036,600
		$ 7,654,166
Insured - Hospital — 1.1%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,020,600
		$ 1,020,600
Insured - Water and Sewer — 3.7%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,566,205
		$ 3,566,205
Senior Living/Life Care — 2.0%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 1,043,700
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23	130	130,120
4.00%, 7/1/31	235	224,427
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	500	483,180
		$ 1,881,427

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 201,568
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,250	1,234,675
		$ 1,436,243
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/28	$250	$ 275,275
(AMT), 5.00%, 11/15/29	240	266,998
		$ 542,273
Transportation — 0.9%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 864,330
		$ 864,330
Water and Sewer — 2.6%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 479,578
5.00%, 8/1/32	355	408,474
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,017,450
5.00%, 9/15/29	200	213,864
5.00%, 9/15/30	125	133,500
5.00%, 4/1/33	100	114,961
5.00%, 4/1/34	100	114,829
		$ 2,482,656
Total Tax-Exempt Municipal Obligations (identified cost $91,884,810)		$ 92,063,147

Taxable Municipal Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
1.30%, 7/1/23	$250	$ 246,205
1.65%, 7/1/24	300	286,851
		$ 533,056
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Connecticut, 3.136%, 4/15/25	$770	$ 750,427
Naugatuck, CT:
1.14%, 9/15/26	200	177,528
1.40%, 9/15/27	250	217,387
1.60%, 9/15/28	255	217,487
1.79%, 9/15/29	750	629,535
Watertown, CT, 2.25%, 10/15/33	290	235,677
		$ 2,228,041
Total Taxable Municipal Obligations (identified cost $3,046,646)		$ 2,761,097

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$670	$ 676,599
Total Trust Units (identified cost $675,026)		$ 676,599
Total Investments — 100.1% (identified cost $96,534,482)		$ 96,428,087
Other Assets, Less Liabilities — (0.1)%		$ (128,829)
Net Assets — 100.0%		$ 96,299,258
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $684,748 or 0.7% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,083,840
5.00%, 3/1/30	1,000	1,083,530
		$ 2,167,370
Education — 12.5%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,480,535
5.00%, 3/1/31	1,000	1,102,280
5.00%, 3/1/34	500	549,500
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	399,140
5.00%, 3/1/37	1,500	1,544,835
5.00%, 10/1/52	2,000	2,125,180
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,693,286
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	605,776
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	120,643
4.00%, 3/1/27	125	132,974
4.00%, 3/1/28	100	107,948
4.00%, 3/1/29	100	109,363
5.00%, 3/1/27	500	524,700
5.00%, 3/1/28	1,010	1,059,258
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	545,110
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	510,370
4.00%, 10/1/46	1,500	1,495,350
5.00%, 12/1/29	1,815	1,933,429
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	961,606
4.00%, 10/1/36	500	509,070
4.00%, 10/1/37	500	506,235
5.00%, 10/1/30	650	714,110
5.00%, 10/1/34	250	279,750
5.00%, 4/1/35	750	796,582
Security	Principal Amount (000's omitted)	Value
Education (continued)
Minnesota State Colleges and Universities, 5.00%, 10/1/26	$1,535	$ 1,682,590
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	960,220
University of Minnesota:
5.00%, 4/1/27	500	541,920
5.00%, 8/1/27	625	663,781
5.00%, 4/1/41	2,000	2,116,740
		$ 26,772,281
Electric Utilities — 6.3%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 586,768
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,770
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	259,475
5.00%, 10/1/34	250	259,475
5.00%, 10/1/35	200	207,480
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	499,965
5.00%, 1/1/31	670	718,682
5.00%, 1/1/41	240	251,196
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	772,212
5.00%, 12/1/30	700	770,049
5.00%, 12/1/42	820	873,767
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,244,325
(AMT), 4.00%, 10/1/40	1,000	990,230
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	786,338
5.00%, 1/1/27	750	825,480
5.00%, 1/1/29	1,000	1,146,150
5.00%, 1/1/30	750	875,722
5.00%, 1/1/34	1,000	1,070,040
5.00%, 1/1/36	900	957,285
		$ 13,445,409
Escrowed/Prerefunded — 0.5%
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	$1,000	$ 1,023,310
		$ 1,023,310
General Obligations — 38.3%
Andover, MN, 4.00%, 2/1/30	$795	$ 858,473

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	$1,000	$ 1,110,040
5.00%, 2/1/28	1,040	1,154,098
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,033,600
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,146,199
Burnsville, MN:
3.00%, 12/20/32	620	632,611
4.00%, 12/20/31	640	719,827
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	858,920
0.00%, 2/1/35	350	223,094
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,091,380
Coon Rapids, MN, 5.00%, 2/1/33	1,525	1,854,339
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	770,858
Duluth, MN:
5.00%, 2/1/34	1,000	1,064,540
Series 2016A, 5.00%, 2/1/31	1,000	1,070,490
Series 2019C, 5.00%, 2/1/31	500	573,595
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,128,810
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,796,714
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,034,200
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46(1)	2,250	2,291,040
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,138,563
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	778,302
Hennepin County, MN:
5.00%, 12/1/32	1,000	1,224,550
5.00%, 12/15/33	2,280	2,630,048
5.00%, 12/1/35	2,000	2,181,680
5.00%, 12/1/39	2,000	2,344,200
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,251,825
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,044,690
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/45	1,200	1,227,300
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,602,465
5.00%, 2/1/32	1,500	1,688,970
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis, MN, 4.00%, 12/1/39	$2,500	$ 2,607,975
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,073,120
5.00%, 3/1/29	2,000	2,331,740
Series 2018C, 5.00%, 3/1/28	2,500	2,782,775
Series 2022B, 5.00%, 3/1/28	2,000	2,280,860
Minnesota:
5.00%, 8/1/32	2,000	2,135,140
5.00%, 8/1/34	500	568,170
5.00%, 10/1/34	1,000	1,115,690
5.00%, 8/1/38	1,135	1,339,232
Pipestone, Rock and Murray Counties Independent School District No. 2689, MN, 5.00%, 2/1/29	1,205	1,395,089
Plymouth, MN, 4.00%, 2/1/30	390	427,643
Puerto Rico:
5.625%, 7/1/29	1,500	1,597,335
5.75%, 7/1/31	500	543,350
Rice County, MN, 4.00%, 2/1/52	3,000	3,070,350
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,105,680
5.00%, 2/1/27	1,000	1,082,830
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,547,252
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,017,657
0.00%, 2/1/37	1,500	871,995
Scott County, MN, 4.00%, 12/1/34	2,000	2,146,340
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,132,846
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,128,020
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,069,210
St. Paul, MN:
5.00%, 12/1/27	750	827,077
5.00%, 5/1/28	1,200	1,370,448
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,658,223
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	618,300
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	771,741
		$ 82,141,509

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 15.6%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,053,300
5.00%, 2/15/48	3,000	3,098,520
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	519,256
4.00%, 6/15/38	375	351,709
4.00%, 6/15/39	225	208,890
5.25%, 6/15/52	2,000	2,068,500
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	907,460
5.00%, 5/1/31	500	532,600
5.00%, 5/1/32	500	530,025
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/28	2,975	3,278,182
5.00%, 11/15/29	915	1,006,006
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	3,250	3,293,582
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/28	225	237,191
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,000	1,004,310
5.00%, 11/15/57	750	828,143
(SPA: Northern Trust Co.), 1.65%, 11/15/38(2)	6,000	6,000,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,729,102
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,081,490
5.00%, 11/15/34	500	535,910
5.00%, 11/15/47	500	516,360
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	523,725
5.00%, 7/1/30	1,000	1,047,370
5.00%, 7/1/32	1,995	2,083,758
		$ 33,435,389
Housing — 1.7%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 650,340
4.00%, 8/1/39	2,055	2,103,395
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	524,747
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	281,349
		$ 3,559,831
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.8%
Central Minnesota Municipal Power Agency:
(AGM), 4.00%, 1/1/42	$340	$ 345,328
(AGM), 5.00%, 1/1/30	200	231,728
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,158,130
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,520,120
		$ 10,255,306
Insured - Hospital — 1.0%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,050,500
		$ 2,050,500
Lease Revenue/Certificates of Participation — 3.8%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,022,280
Minnesota:
5.00%, 3/1/27	3,000	3,335,550
5.00%, 6/1/29	1,335	1,344,826
5.00%, 6/1/38	2,500	2,512,925
		$ 8,215,581
Other Revenue — 2.8%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 828,275
4.00%, 11/1/34	500	487,150
5.00%, 11/1/27	400	409,856
5.00%, 11/1/29	300	305,808
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.881%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(3)	2,000	1,957,960
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	2,085,328
		$ 6,074,377
Senior Living/Life Care — 2.6%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 858,493
5.00%, 9/1/43	1,000	1,002,350
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,605,952
4.00%, 10/1/26	1,680	1,685,611

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	$435	$ 364,430
		$ 5,516,836
Special Tax Revenue — 2.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 201,568
Hennepin County, MN, Sales Tax Revenue, 5.00%, 12/15/24	1,325	1,386,652
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,963,220
		$ 4,551,440
Transportation — 3.9%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$ 1,099,850
5.00%, 1/1/35	1,000	1,019,240
5.00%, 1/1/52	1,500	1,623,030
(AMT), 5.00%, 1/1/28	1,250	1,359,025
(AMT), 5.00%, 1/1/33	1,200	1,327,056
(AMT), 5.25%, 1/1/47	1,750	1,896,755
		$ 8,324,956
Total Tax-Exempt Municipal Obligations (identified cost $208,456,616)		$207,534,095
Total Investments — 96.9% (identified cost $208,456,616)		$207,534,095
Other Assets, Less Liabilities — 3.1%		$ 6,684,874
Net Assets — 100.0%		$214,218,969
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at January 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $201,568 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/36	$1,000	$ 1,197,120
Green Bonds , 5.00%, 9/1/38	500	586,520
		$ 1,783,640
Education — 2.8%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$ 1,344,811
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,818,374
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,084,910
		$ 4,248,095
Escrowed/Prerefunded — 1.4%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/24, 5.00%, 1/1/28	$2,000	$ 2,045,700
		$ 2,045,700
General Obligations — 17.0%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,964,726
Burlington County Bridge Commission, NJ:
5.00%, 8/1/30	500	570,680
5.00%, 8/1/31	410	468,339
5.00%, 8/1/32	250	285,283
5.00%, 10/1/36	1,000	1,095,830
Chester Township, NJ:
2.00%, 10/1/29	1,000	940,600
2.00%, 10/1/30	495	459,291
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,292,964
East Brunswick, NJ, 2.00%, 7/15/30	2,375	2,209,890
Essex County, NJ:
2.00%, 9/1/31	995	890,853
2.00%, 9/1/32	2,935	2,590,724
4.00%, 8/15/33	1,170	1,302,818
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,051,420
Jersey City, NJ, 5.00%, 11/1/33	800	889,736
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/36	100	97,140
5.00%, 12/1/37	925	1,094,775
5.00%, 12/1/38	645	757,314
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	$145	$ 144,060
3.00%, 3/1/36	150	145,388
3.00%, 3/1/37	260	243,511
3.00%, 3/1/39	275	248,982
3.00%, 3/1/41	290	255,130
3.00%, 3/1/44	930	801,102
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	104,907
3.00%, 8/15/38	150	135,317
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,240,032
Puerto Rico, 5.625%, 7/1/29	1,000	1,064,890
Summit, NJ, 3.00%, 7/15/45	1,360	1,189,361
		$ 25,535,063
Hospital — 10.6%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 757,238
5.75%, 2/15/42	1,100	1,101,925
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,243
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 4.00%, 7/1/37	710	733,593
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	637,914
5.00%, 7/1/39	2,750	2,893,495
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	51,730
5.00%, 7/1/33	1,155	1,193,854
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,547,827
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,016,070
3.125%, 7/1/33	835	772,375
4.00%, 7/1/48	3,000	2,515,920
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,086,940
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	543,470
		$ 16,027,594

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.9%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,281,991
Social Bonds, 4.50%, 10/1/42	2,000	2,029,360
		$ 4,311,351
Industrial Development Revenue — 4.0%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,088,890
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,887,410
		$ 5,976,300
Insured - Education — 0.1%
New Jersey Educational Facilities Authority, (William Paterson University), (AGM), 4.00%, 7/1/36	$135	$ 139,174
		$ 139,174
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,044,613
		$ 3,044,613
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 922,358
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	416,792
		$ 1,339,150
Insured - General Obligations — 8.9%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$ 251,273
(AGM), 5.00%, 3/1/37	1,500	1,600,785
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	654,083
East Orange, NJ:
(AGM), 5.00%, 10/15/30	175	203,569
(AGM), 5.00%, 10/15/31	400	465,116
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,723,471
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43(1)	4,200	4,275,810
Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	437,314
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Paterson, NJ, (BAM), 5.00%, 1/15/26	$1,305	$ 1,307,832
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	535,670
		$ 13,454,923
Insured - Special Tax Revenue — 10.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,727,540
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	5,864,820
(AGC), 0.00%, 7/1/27	1,900	1,658,795
(NPFG), 5.25%, 7/1/26	1,620	1,748,061
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,107,230
		$ 16,106,446
Insured - Transportation — 1.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,043,150
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	558,710
		$ 2,601,860
Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,080,430
		$ 1,080,430
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,568
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,825	1,802,625
		$ 2,004,193
Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$620	$ 609,255
(AMT), 4.00%, 12/1/34	455	457,507
(AMT), 5.00%, 12/1/29	1,565	1,742,002
(AMT), 5.711%, (3 mo. USD LIBOR + 0.95%), 6/1/36(3)	1,640	1,638,163
		$ 4,446,927

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 22.3%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 1,022,680
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,132,940
5.00%, 1/1/35	2,270	2,547,144
5.00%, 1/1/36	1,250	1,388,150
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,527,345
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,844,857
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	278,223
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,003,060
5.00%, 6/15/35	1,000	1,134,710
5.00%, 6/15/38	3,220	3,422,055
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,532,385
New Jersey Turnpike Authority:
4.00%, 1/1/48	580	575,969
4.50%, 1/1/48	2,000	2,085,380
5.00%, 1/1/45	2,780	2,860,147
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,535,835
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,686,860
(AMT), 5.00%, 11/15/36	3,160	3,293,700
(AMT), 5.00%, 1/15/47	1,000	1,075,810
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,528,095
5.00%, 11/1/31	1,000	1,026,170
		$ 33,501,515
Total Tax-Exempt Municipal Obligations (identified cost $137,702,578)		$137,646,974

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 538,961
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	$585	$ 531,139
1.357%, 3/1/27	500	444,520
1.547%, 3/1/28	500	435,880
2.729%, 8/1/33	700	586,600
2.849%, 8/1/35	1,000	818,140
		$ 3,355,240
Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$ 4,364,198
		$ 4,364,198
Total Taxable Municipal Obligations (identified cost $8,559,692)		$ 7,719,438
Total Investments — 96.6% (identified cost $146,262,270)		$145,366,412
Other Assets, Less Liabilities — 3.4%		$ 5,059,806
Net Assets — 100.0%		$150,426,218
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $201,568 or 0.1% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 25.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 12.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,645,790
		$ 5,645,790
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$ 238,218
		$ 238,218
Education — 15.6%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$ 1,226,512
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.30%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	1,600	1,554,544
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	300	282,081
5.00%, 10/1/28	700	753,592
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	829,831
5.00%, 5/1/31	1,145	1,224,532
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,561,463
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,171,184
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	282,105
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,623,150
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,749,140
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	402,971
4.00%, 10/1/46	625	537,387
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,516,875
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	2,000	2,013,260
Pennsylvania State University:
5.00%, 9/1/34	1,585	1,724,306
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania State University: (continued)
5.00%, 9/1/47	$2,000	$ 2,225,820
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/45	1,035	1,061,900
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,904,550
		$ 24,645,203
Escrowed/Prerefunded — 0.9%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,058,840
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	302,160
		$ 1,361,000
General Obligations — 6.8%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,089,180
Boyertown Area School District, PA:
5.00%, 10/1/38	1,000	1,026,770
5.00%, 10/1/42	500	550,070
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,554,611
North Allegheny School District, PA, 4.00%, 5/1/37	1,000	1,027,370
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,507,500
Pequea Valley School District, PA, 4.00%, 5/15/46	825	829,901
Puerto Rico:
5.625%, 7/1/29	500	532,445
5.75%, 7/1/31	750	815,025
Seneca Valley School District, PA, 5.00%, 4/1/31	750	854,017
		$ 10,786,889
Hospital — 13.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/33	$1,000	$ 1,130,760
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	450	473,053
5.00%, 7/1/35	500	508,485
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	529,255
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	2,006,320
5.00%, 2/15/45	3,150	3,236,845
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	1,345	1,359,069

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	$1,500	$ 1,584,360
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	692,575
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,000	1,004,650
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,061,180
Pennsylvania Economic Development Financing Authority, (UPMC), 2.08%, (SIFMA + 0.42%), 11/15/24(2)	1,000	987,870
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	148,709
5.00%, 8/15/37	2,600	2,798,666
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,861,910
		$ 21,383,707
Housing — 1.3%
Pennsylvania Housing Finance Agency, SFMR:
2.35%, 10/1/40	$1,405	$ 1,067,322
Social Bonds, 4.40%, 10/1/38(3)	1,000	1,023,100
		$ 2,090,422
Insured - Education — 3.4%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/40	$1,000	$ 994,080
(BAM), 4.00%, 10/1/41	1,000	988,600
(BAM), 4.00%, 10/1/42	1,000	987,320
(BAM), 4.125%, 10/1/48	1,250	1,237,638
(BAM), 5.25%, 10/1/44	1,100	1,210,748
		$ 5,418,386
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,139,210
		$ 1,139,210
Insured - Escrowed/Prerefunded — 2.9%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,357,713
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	60,892
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded (continued)
McKeesport Area School District, PA: (continued)
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,175,232
		$ 4,593,837
Insured - General Obligations — 9.9%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/32	$1,000	$ 1,073,860
(BAM), 5.00%, 6/1/33	1,000	1,072,540
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,589,700
Cambria County, PA, (BAM), 5.00%, 8/1/30	1,050	1,087,422
Elizabeth Forward School District, PA, (NPFG), 0.00%, 9/1/23	2,170	2,126,578
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	909,340
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,194,178
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	62,759
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,063,280
McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	1,008,590
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,058,080
(AGM), 5.00%, 4/1/33	1,960	2,068,663
Oakmont Borough, PA, (AGM), 4.00%, 11/15/46	1,300	1,308,905
		$ 15,623,895
Insured - Hospital — 1.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,093,020
		$ 2,093,020
Insured - Lease Revenue/Certificates of Participation — 6.9%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28	$3,250	$ 3,748,550
(AGM), 5.50%, 6/1/28(4)	6,250	7,208,750
		$ 10,957,300
Insured - Transportation — 2.5%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	$1,500	$ 1,673,490
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,306,540
		$ 3,980,030

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 5.4%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,020,920
Bucks County Water and Sewer Authority, PA:
(AGM), 4.25%, 12/1/47	1,200	1,221,936
(AGM), 5.25%, 12/1/47	1,250	1,423,200
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,830,635
		$ 8,496,691
Lease Revenue/Certificates of Participation — 2.1%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,226,681
		$ 3,226,681
Other Revenue — 0.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(5)	$1,000	$ 944,400
		$ 944,400
Senior Living/Life Care — 4.9%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 518,880
5.00%, 1/1/39	285	290,241
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	217,883
Prerefunded to 1/1/29, 5.00%, 1/1/39	1,525	1,748,794
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	771,112
5.00%, 12/1/33	455	416,725
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,216,917
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	173,150
5.00%, 11/15/45	1,000	999,920
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	989,180
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	445,909
		$ 7,788,711
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 201,568
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	$36	$ 33,931
0.00%, 7/1/27	34	28,077
0.00%, 7/1/29	34	25,482
0.00%, 7/1/31	43	29,015
0.00%, 7/1/33	49	29,723
0.00%, 7/1/46	463	127,719
0.00%, 7/1/51	377	78,797
4.50%, 7/1/34	74	74,355
4.536%, 7/1/53	5	4,602
5.00%, 7/1/58	2,533	2,501,945
		$ 3,135,214
Transportation — 11.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,959,950
(AMT), 5.00%, 1/1/56	1,000	1,045,180
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,709,640
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,761,830
4.00%, 12/1/45	500	491,970
4.00%, 12/1/51	1,000	962,920
4.25%, 12/1/41	1,125	1,165,455
5.00%, 12/1/39	1,500	1,624,365
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/33	1,000	1,131,010
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,282,280
		$ 18,134,600
Water and Sewer — 3.2%
Allegheny County Sanitary Authority, PA, 5.00%, 6/1/43	$1,425	$ 1,526,360
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	698,730
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	1,773,200
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,069,330
		$ 5,067,620
Total Tax-Exempt Municipal Obligations (identified cost $154,727,264)		$156,750,824

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$536	$ 96,471
		$ 96,471
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 223,013
		$ 223,013
Other Revenue — 1.3%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$2,120	$ 2,074,017
		$ 2,074,017
Total Taxable Municipal Obligations (identified cost $2,992,070)		$ 2,393,501
Total Investments — 100.8% (identified cost $157,719,334)		$159,144,325
Other Assets, Less Liabilities — (0.8)%		$ (1,231,471)
Net Assets — 100.0%		$157,912,854
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $1,145,968 or 0.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 33.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 18.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Assets and Liabilities (Unaudited)

	January 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$ 74,814,257	$ 96,534,482	$ 208,456,616
Unrealized appreciation (depreciation)	307,627	(106,395)	(922,521)
Investments, at value	$75,121,884	$ 96,428,087	$207,534,095
Cash	$ 3,214,641	$ 2,742,775	$ 6,962,498
Interest receivable	448,414	823,092	2,595,367
Receivable for investments sold	50,000	—	—
Receivable for Fund shares sold	23,511	12,089	593,445
Total assets	$78,858,450	$100,006,043	$217,685,405
Liabilities
Payable for when-issued securities	$ 3,042,195	$ 3,468,733	$ 2,227,163
Payable for Fund shares redeemed	166,331	83,333	945,249
Distributions payable	10,716	44,431	129,681
Payable to affiliates:
Investment adviser fee	18,185	25,123	63,487
Distribution and service fees	6,837	10,280	10,057
Accrued expenses	61,519	74,885	90,799
Total liabilities	$ 3,305,783	$ 3,706,785	$ 3,466,436
Net Assets	$75,552,667	$ 96,299,258	$214,218,969
Sources of Net Assets
Paid-in capital	$ 76,623,995	$ 98,218,386	$ 218,351,987
Accumulated loss	(1,071,328)	(1,919,128)	(4,133,018)
Net Assets	$75,552,667	$ 96,299,258	$214,218,969
Class A Shares
Net Assets	$ 31,379,694	$ 47,295,684	$ 49,879,315
Shares Outstanding	3,482,988	4,983,318	5,463,662
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.01	$ 9.49	$ 9.13
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.31	$ 9.81	$ 9.44
Class C Shares
Net Assets	$ 1,977,076	$ 2,865,352	$ 2,154,225
Shares Outstanding	197,420	303,062	219,374
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.01	$ 9.45	$ 9.82
Class I Shares
Net Assets	$ 42,195,897	$ 46,138,222	$ 162,185,429
Shares Outstanding	4,683,663	4,860,387	17,765,059
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.01	$ 9.49	$ 9.13
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2023
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$ 146,262,270	$ 157,719,334
Unrealized appreciation (depreciation)	(895,858)	1,424,991
Investments, at value	$145,366,412	$159,144,325
Cash	$ 8,300,858	$ 3,118,625
Interest receivable	1,129,966	1,594,060
Receivable for Fund shares sold	488,357	784,134
Total assets	$155,285,593	$164,641,144
Liabilities
Payable for floating rate notes issued	$ —	$ 4,999,950
Payable for when-issued securities	4,275,978	1,000,000
Payable for Fund shares redeemed	363,984	446,644
Distributions payable	55,220	80,290
Payable to affiliates:
Investment adviser fee	43,663	47,234
Distribution and service fees	19,274	18,378
Interest expense and fees payable	—	29,018
Accrued expenses	101,256	106,776
Total liabilities	$ 4,859,375	$ 6,728,290
Net Assets	$150,426,218	$157,912,854
Sources of Net Assets
Paid-in capital	$ 158,186,860	$ 173,897,555
Accumulated loss	(7,760,642)	(15,984,701)
Net Assets	$150,426,218	$157,912,854
Class A Shares
Net Assets	$ 83,104,802	$ 87,956,958
Shares Outstanding	9,556,792	11,171,265
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.70	$ 7.87
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.99	$ 8.13
Class C Shares
Net Assets	$ 6,578,660	$ 4,466,765
Shares Outstanding	725,873	547,834
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.06	$ 8.15
Class I Shares
Net Assets	$ 60,742,756	$ 65,489,131
Shares Outstanding	6,971,806	8,286,231
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.71	$ 7.90
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended January 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$ 1,131,486	$ 1,471,116	$ 3,066,235
Total investment income	$1,131,486	$1,471,116	$ 3,066,235
Expenses
Investment adviser fee	$ 98,459	$ 138,928	$ 370,276
Distribution and service fees:
Class A	30,298	46,477	51,381
Class C	9,993	13,214	10,816
Trustees’ fees and expenses	2,614	3,326	7,150
Custodian fee	13,588	15,600	26,613
Transfer and dividend disbursing agent fees	12,001	22,392	41,478
Legal and accounting services	31,713	32,564	32,424
Printing and postage	3,084	1,900	4,307
Registration fees	10,301	2,626	10,543
Miscellaneous	12,960	16,119	24,446
Total expenses	$ 225,011	$ 293,146	$ 579,434
Net investment income	$ 906,475	$1,177,970	$ 2,486,801
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (493,088)	$ (208,413)	$ (1,186,343)
Net realized loss	$ (493,088)	$ (208,413)	$(1,186,343)
Change in unrealized appreciation (depreciation):
Investments	$ 122,940	$ (187,320)	$ (250,446)
Net change in unrealized appreciation (depreciation)	$ 122,940	$ (187,320)	$ (250,446)
Net realized and unrealized loss	$ (370,148)	$ (395,733)	$(1,436,789)
Net increase in net assets from operations	$ 536,327	$ 782,237	$ 1,050,012

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2023
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$ 2,591,840	$ 2,951,473
Total investment income	$ 2,591,840	$ 2,951,473
Expenses
Investment adviser fee	$ 256,887	$ 272,674
Distribution and service fees:
Class A	83,958	87,111
Class C	30,057	22,774
Trustees’ fees and expenses	4,962	5,315
Custodian fee	20,518	21,499
Transfer and dividend disbursing agent fees	39,973	45,685
Legal and accounting services	48,004	50,173
Printing and postage	7,549	7,553
Registration fees	3,396	3,109
Interest expense and fees	—	73,925
Miscellaneous	16,641	17,166
Total expenses	$ 511,945	$ 606,984
Net investment income	$ 2,079,895	$ 2,344,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,577,553)	$ (3,376,840)
Net realized loss	$(2,577,553)	$(3,376,840)
Change in unrealized appreciation (depreciation):
Investments	$ 274,376	$ 2,029,795
Net change in unrealized appreciation (depreciation)	$ 274,376	$ 2,029,795
Net realized and unrealized loss	$(2,303,177)	$(1,347,045)
Net increase (decrease) in net assets from operations	$ (223,282)	$ 997,444

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Changes in Net Assets

	Six Months Ended January 31, 2023 (Unaudited)
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 906,475	$ 1,177,970	$ 2,486,801
Net realized loss	(493,088)	(208,413)	(1,186,343)
Net change in unrealized appreciation (depreciation)	122,940	(187,320)	(250,446)
Net increase in net assets from operations	$ 536,327	$ 782,237	$ 1,050,012
Distributions to shareholders:
Class A	$ (378,151)	$ (591,154)	$ (565,786)
Class C	(18,284)	(24,928)	(16,518)
Class I	(505,311)	(559,318)	(1,901,978)
Total distributions to shareholders	$ (901,746)	$ (1,175,400)	$ (2,484,282)
Transactions in shares of beneficial interest:
Class A	$ 482,737	$ (78,437)	$ (4,095,718)
Class C	(372,218)	(40,273)	(332,299)
Class I	9,303,614	8,345,385	15,416,612
Net increase in net assets from Fund share transactions	$ 9,414,133	$ 8,226,675	$ 10,988,595
Net increase in net assets	$ 9,048,714	$ 7,833,512	$ 9,554,325
Net Assets
At beginning of period	$ 66,503,953	$ 88,465,746	$ 204,664,644
At end of period	$75,552,667	$96,299,258	$214,218,969

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2023 (Unaudited)
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,079,895	$ 2,344,489
Net realized loss	(2,577,553)	(3,376,840)
Net change in unrealized appreciation (depreciation)	274,376	2,029,795
Net increase (decrease) in net assets from operations	$ (223,282)	$ 997,444
Distributions to shareholders:
Class A	$ (1,152,437)	$ (1,275,567)
Class C	(63,021)	(52,157)
Class I	(836,334)	(957,516)
Total distributions to shareholders	$ (2,051,792)	$ (2,285,240)
Transactions in shares of beneficial interest:
Class A	$ (3,015,259)	$ (1,803,090)
Class C	(174,675)	(786,140)
Class I	1,834,770	5,889,414
Net increase (decrease) in net assets from Fund share transactions	$ (1,355,164)	$ 3,300,184
Net increase (decrease) in net assets	$ (3,630,238)	$ 2,012,388
Net Assets
At beginning of period	$ 154,056,456	$ 155,900,466
At end of period	$150,426,218	$157,912,854

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,583,232	$ 1,797,269	$ 3,452,597
Net realized loss	(593,587)	(739,747)	(1,256,260)
Net change in unrealized appreciation (depreciation)	(6,059,063)	(6,156,169)	(12,786,850)
Net decrease in net assets from operations	$ (5,069,418)	$ (5,098,647)	$ (10,590,513)
Distributions to shareholders:
Class A	$ (781,462)	$ (1,068,991)	$ (994,207)
Class C	(39,608)	(47,633)	(31,390)
Class I	(766,802)	(679,633)	(2,494,800)
Total distributions to shareholders	$ (1,587,872)	$ (1,796,257)	$ (3,520,397)
Transactions in shares of beneficial interest:
Class A	$ (7,129,178)	$ (944,936)	$ (3,983,341)
Class C	(1,049,820)	(586,261)	(1,713,386)
Class I	(198,605)	13,733,099	27,845,206
Net increase (decrease) in net assets from Fund share transactions	$ (8,377,603)	$12,201,902	$ 22,148,479
Net increase (decrease) in net assets	$(15,034,893)	$ 5,306,998	$ 8,037,569
Net Assets
At beginning of year	$ 81,538,846	$ 83,158,748	$ 196,627,075
At end of year	$ 66,503,953	$88,465,746	$204,664,644

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2022
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,007,699	$ 4,346,352
Net realized loss	(4,579,358)	(2,213,310)
Net change in unrealized appreciation (depreciation)	(16,045,083)	(16,113,808)
Net decrease in net assets from operations	$ (16,616,742)	$ (13,980,766)
Distributions to shareholders:
Class A	$ (2,272,763)	$ (2,564,121)
Class C	(136,975)	(115,392)
Class I	(1,859,863)	(1,754,196)
Total distributions to shareholders	$ (4,269,601)	$ (4,433,709)
Transactions in shares of beneficial interest:
Class A	$ (8,775,622)	$ (11,345,524)
Class C	(2,016,247)	(1,761,462)
Class I	(11,920,973)	156,603
Net decrease in net assets from Fund share transactions	$ (22,712,842)	$ (12,950,383)
Net decrease in net assets	$ (43,599,185)	$ (31,364,858)
Net Assets
At beginning of year	$ 197,655,641	$ 187,265,324
At end of year	$154,056,456	$155,900,466

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440	$ 9.580
Income (Loss) From Operations
Net investment income(1)	$ 0.112	$ 0.200	$ 0.206	$ 0.238	$ 0.258	$ 0.276
Net realized and unrealized gain (loss)	(0.071)	(0.849)	0.032	0.182	0.310	(0.132)
Total income (loss) from operations	$ 0.041	$ (0.649)	$ 0.238	$ 0.420	$ 0.568	$ 0.144
Less Distributions
From net investment income	$ (0.111)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)	$ (0.284)
Total distributions	$ (0.111)	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)	$ (0.284)
Net asset value — End of period	$ 9.010	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Total Return(2)	0.49% (3)	(6.59)%	2.44%	4.38%	6.12%	1.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,380	$31,125	$41,643	$38,854	$34,704	$33,704
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (4)	0.69%	0.67%	0.68%	0.70%	0.71%
Net investment income	2.51% (4)	2.11%	2.08%	2.44%	2.73%	2.90%
Portfolio Turnover	20% (3)	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.100	$ 11.040	$ 11.020	$ 10.840	$ 10.500	$ 10.650
Income (Loss) From Operations
Net investment income(1)	$ 0.087	$ 0.142	$ 0.148	$ 0.183	$ 0.208	$ 0.227
Net realized and unrealized gain (loss)	(0.091)	(0.938)	0.034	0.208	0.339	(0.140)
Total income (loss) from operations	$ (0.004)	$ (0.796)	$ 0.182	$ 0.391	$ 0.547	$ 0.087
Less Distributions
From net investment income	$ (0.086)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)	$ (0.237)
Total distributions	$ (0.086)	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)	$ (0.237)
Net asset value — End of period	$10.010	$10.100	$11.040	$11.020	$10.840	$10.500
Total Return(2)	(0.01)% (3)	(7.24)%	1.67%	3.65%	5.28%	0.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,977	$ 2,384	$ 3,684	$ 4,490	$ 4,279	$ 5,025
Ratios (as a percentage of average daily net assets):
Expenses	1.48% (4)	1.44%	1.42%	1.43%	1.45%	1.46%
Net investment income	1.75% (4)	1.35%	1.35%	1.69%	1.98%	2.15%
Portfolio Turnover	20% (3)	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440	$ 9.580
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.219	$ 0.223	$ 0.257	$ 0.276	$ 0.295
Net realized and unrealized gain (loss)	(0.070)	(0.849)	0.034	0.184	0.310	(0.132)
Total income (loss) from operations	$ 0.050	$ (0.630)	$ 0.257	$ 0.441	$ 0.586	$ 0.163
Less Distributions
From net investment income	$ (0.120)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)	$ (0.303)
Total distributions	$ (0.120)	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)	$ (0.303)
Net asset value — End of period	$ 9.010	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Total Return(2)	0.59% (3)	(6.40)%	2.64%	4.60%	6.33%	1.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,196	$32,995	$36,212	$22,611	$19,612	$13,292
Ratios (as a percentage of average daily net assets):
Expenses	0.53% (4)	0.49%	0.47%	0.48%	0.49%	0.51%
Net investment income	2.71% (4)	2.31%	2.26%	2.64%	2.91%	3.10%
Portfolio Turnover	20% (3)	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.119	$ 0.214	$ 0.242	$ 0.265	$ 0.296	$ 0.324
Net realized and unrealized gain (loss)	(0.051)	(0.870)	0.059	0.136	0.269	(0.243)
Total income (loss) from operations	$ 0.068	$ (0.656)	$ 0.301	$ 0.401	$ 0.565	$ 0.081
Less Distributions
From net investment income	$ (0.118)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)	$ (0.321)
Total distributions	$ (0.118)	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)	$ (0.321)
Net asset value — End of period	$ 9.490	$ 9.540	$10.410	$10.350	$10.230	$ 9.960
Total Return(2)	0.77% (3)	(6.36)%	2.95%	3.99%	5.78%	0.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,296	$47,639	$ 52,924	$ 52,501	$ 52,275	$54,900
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (4)	0.69%	0.69%	0.72%	0.73%	0.73%
Net investment income	2.55% (4)	2.15%	2.34%	2.59%	2.97%	3.22%
Portfolio Turnover	17% (3)	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.510	$10.370	$ 10.310	$ 10.190	$ 9.920	$10.160
Income (Loss) From Operations
Net investment income(1)	$ 0.083	$ 0.139	$ 0.164	$ 0.187	$ 0.220	$ 0.247
Net realized and unrealized gain (loss)	(0.060)	(0.860)	0.059	0.136	0.269	(0.242)
Total income (loss) from operations	$ 0.023	$ (0.721)	$ 0.223	$ 0.323	$ 0.489	$ 0.005
Less Distributions
From net investment income	$ (0.083)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)	$ (0.245)
Total distributions	$(0.083)	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)	$ (0.245)
Net asset value — End of period	$ 9.450	$ 9.510	$10.370	$10.310	$10.190	$ 9.920
Total Return(2)	0.28% (3)	(6.99)%	2.19%	3.21%	5.01%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,865	$ 2,926	$ 3,815	$ 5,194	$ 4,782	$ 4,588
Ratios (as a percentage of average daily net assets):
Expenses	1.47% (4)	1.44%	1.44%	1.47%	1.47%	1.48%
Net investment income	1.80% (4)	1.40%	1.59%	1.84%	2.21%	2.47%
Portfolio Turnover	17% (3)	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.540	$10.410	$ 10.350	$ 10.230	$ 9.960	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.233	$ 0.262	$ 0.286	$ 0.316	$ 0.344
Net realized and unrealized gain (loss)	(0.050)	(0.869)	0.060	0.136	0.269	(0.242)
Total income (loss) from operations	$ 0.078	$ (0.636)	$ 0.322	$ 0.422	$ 0.585	$ 0.102
Less Distributions
From net investment income	$ (0.128)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)	$ (0.342)
Total distributions	$ (0.128)	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)	$ (0.342)
Net asset value — End of period	$ 9.490	$ 9.540	$10.410	$10.350	$10.230	$ 9.960
Total Return(2)	0.87% (3)	(6.17)%	3.16%	4.20%	6.00%	1.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,138	$37,901	$ 26,420	$ 21,544	$ 21,081	$13,842
Ratios (as a percentage of average daily net assets):
Expenses	0.52% (4)	0.49%	0.49%	0.52%	0.53%	0.53%
Net investment income	2.75% (4)	2.37%	2.53%	2.80%	3.16%	3.42%
Portfolio Turnover	17% (3)	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.099	$ 0.156	$ 0.170	$ 0.187	$ 0.224	$ 0.241
Net realized and unrealized gain (loss)	(0.050)	(0.677)	0.021	0.233	0.361	(0.227)
Total income (loss) from operations	$ 0.049	$ (0.521)	$ 0.191	$ 0.420	$ 0.585	$ 0.014
Less Distributions
From net investment income	$ (0.099)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)	$ (0.244)
Total distributions	$ (0.099)	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)	$ (0.244)
Net asset value — End of period	$ 9.130	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Total Return(2)	0.57% (3)	(5.31)%	1.96%	4.42%	6.42%	0.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,879	$54,415	$62,712	$60,367	$57,812	$56,760
Ratios (as a percentage of average daily net assets):
Expenses	0.69% (4)	0.66%	0.65%	0.66%	0.70%	0.69%
Net investment income	2.21% (4)	1.64%	1.73%	1.93%	2.41%	2.57%
Portfolio Turnover	11% (3)	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.870	$10.600	$ 10.580	$ 10.330	$ 9.950	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.070	$ 0.090	$ 0.104	$ 0.123	$ 0.168	$ 0.184
Net realized and unrealized gain (loss)	(0.049)	(0.725)	0.020	0.253	0.379	(0.247)
Total income (loss) from operations	$ 0.021	$ (0.635)	$ 0.124	$ 0.376	$ 0.547	$ (0.063)
Less Distributions
From net investment income	$ (0.071)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)	$ (0.187)
Total distributions	$(0.071)	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)	$ (0.187)
Net asset value — End of period	$ 9.820	$ 9.870	$10.600	$10.580	$10.330	$ 9.950
Total Return(2)	0.23% (3)	(6.01)%	1.19%	3.67%	5.56%	(0.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,154	$ 2,505	$ 4,478	$ 6,616	$ 6,595	$ 9,484
Ratios (as a percentage of average daily net assets):
Expenses	1.44% (4)	1.41%	1.40%	1.41%	1.46%	1.44%
Net investment income	1.45% (4)	0.88%	0.99%	1.18%	1.68%	1.82%
Portfolio Turnover	11% (3)	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.108	$ 0.174	$ 0.190	$ 0.205	$ 0.242	$ 0.260
Net realized and unrealized gain (loss)	(0.050)	(0.676)	0.020	0.234	0.361	(0.227)
Total income (loss) from operations	$ 0.058	$ (0.502)	$ 0.210	$ 0.439	$ 0.603	$ 0.033
Less Distributions
From net investment income	$ (0.108)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)	$ (0.263)
Total distributions	$ (0.108)	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)	$ (0.263)
Net asset value — End of period	$ 9.130	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Total Return(2)	0.67% (3)	(5.12)%	2.17%	4.63%	6.64%	0.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,185	$147,745	$129,437	$122,078	$88,841	$73,789
Ratios (as a percentage of average daily net assets):
Expenses	0.49% (4)	0.46%	0.45%	0.46%	0.50%	0.49%
Net investment income	2.41% (4)	1.84%	1.93%	2.13%	2.59%	2.77%
Portfolio Turnover	11% (3)	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.820	$ 9.820	$ 9.650	$ 9.480	$ 9.080	$ 9.230
Income (Loss) From Operations
Net investment income(1)	$ 0.119	$ 0.198	$ 0.203	$ 0.244	$ 0.287	$ 0.317
Net realized and unrealized gain (loss)	(0.121)	(0.986)	0.206	0.193	0.398	(0.146)
Total income (loss) from operations	$ (0.002)	$ (0.788)	$ 0.409	$ 0.437	$ 0.685	$ 0.171
Less Distributions
From net investment income	$ (0.118)	$ (0.204)	$ (0.239)	$ (0.267)	$ (0.285)	$ (0.321)
From net realized gain	—	(0.008)	—	—	—	—
Total distributions	$ (0.118)	$ (0.212)	$ (0.239)	$ (0.267)	$ (0.285)	$ (0.321)
Net asset value — End of period	$ 8.700	$ 8.820	$ 9.820	$ 9.650	$ 9.480	$ 9.080
Total Return(2)	0.02% (3)	(8.10)%	4.29%	4.68%	7.69%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,105	$87,385	$107,117	$100,417	$101,283	$98,224
Ratios (as a percentage of average daily net assets):
Expenses	0.74% (4)	0.69%	0.67%	0.69%	0.72%	0.73%
Net investment income	2.78% (4)	2.13%	2.09%	2.57%	3.14%	3.47%
Portfolio Turnover	17% (3)	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.190	$10.230	$ 10.070	$ 9.890	$ 9.470	$ 9.630
Income (Loss) From Operations
Net investment income(1)	$ 0.091	$ 0.133	$ 0.136	$ 0.180	$ 0.229	$ 0.259
Net realized and unrealized gain (loss)	(0.132)	(1.021)	0.205	0.205	0.416	(0.155)
Total income (loss) from operations	$(0.041)	$ (0.888)	$ 0.341	$ 0.385	$ 0.645	$ 0.104
Less Distributions
From net investment income	$ (0.089)	$ (0.144)	$ (0.181)	$ (0.205)	$ (0.225)	$ (0.264)
From net realized gain	—	(0.008)	—	—	—	—
Total distributions	$(0.089)	$ (0.152)	$ (0.181)	$ (0.205)	$ (0.225)	$ (0.264)
Net asset value — End of period	$ 9.060	$ 9.190	$10.230	$10.070	$ 9.890	$ 9.470
Total Return(2)	(0.41)% (3)	(8.75)%	3.43%	3.94%	6.92%	1.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,579	$ 6,865	$ 9,904	$ 10,804	$12,202	$17,481
Ratios (as a percentage of average daily net assets):
Expenses	1.49% (4)	1.44%	1.42%	1.44%	1.47%	1.48%
Net investment income	2.03% (4)	1.37%	1.35%	1.81%	2.41%	2.72%
Portfolio Turnover	17% (3)	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.830	$ 9.830	$ 9.660	$ 9.480	$ 9.080	$ 9.230
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.217	$ 0.222	$ 0.262	$ 0.303	$ 0.335
Net realized and unrealized gain (loss)	(0.122)	(0.988)	0.198	0.202	0.400	(0.146)
Total income (loss) from operations	$ 0.006	$ (0.771)	$ 0.420	$ 0.464	$ 0.703	$ 0.189
Less Distributions
From net investment income	$ (0.126)	$ (0.221)	$ (0.250)	$ (0.284)	$ (0.303)	$ (0.339)
From net realized gain	—	(0.008)	—	—	—	—
Total distributions	$ (0.126)	$ (0.229)	$ (0.250)	$ (0.284)	$ (0.303)	$ (0.339)
Net asset value — End of period	$ 8.710	$ 8.830	$ 9.830	$ 9.660	$ 9.480	$ 9.080
Total Return(2)	0.12% (3)	(7.93)%	4.41%	4.97%	7.91%	2.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,743	$59,806	$80,634	$66,447	$51,021	$32,285
Ratios (as a percentage of average daily net assets):
Expenses	0.54% (4)	0.49%	0.47%	0.49%	0.52%	0.53%
Net investment income	2.98% (4)	2.32%	2.29%	2.76%	3.30%	3.66%
Portfolio Turnover	17% (3)	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.940	$ 8.830	$ 8.740	$ 8.650	$ 8.500	$ 8.730
Income (Loss) From Operations
Net investment income(1)	$ 0.116	$ 0.207	$ 0.219	$ 0.269	$ 0.310	$ 0.334
Net realized and unrealized gain (loss)	(0.073)	(0.886)	0.090	0.093	0.153	(0.236)
Total income (loss) from operations	$ 0.043	$ (0.679)	$ 0.309	$ 0.362	$ 0.463	$ 0.098
Less Distributions
From net investment income	$ (0.113)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)	$ (0.328)
Total distributions	$ (0.113)	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)	$ (0.328)
Net asset value — End of period	$ 7.870	$ 7.940	$ 8.830	$ 8.740	$ 8.650	$ 8.500
Total Return(2)	0.60% (3)	(7.77)%	3.59%	4.26%	5.58%	1.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,957	$90,612	$112,748	$115,340	$119,324	$112,508
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75% (4)	0.71%	0.69%	0.71%	0.75%	0.75%
Interest and fee expense(5)	0.10% (4)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	0.85% (4)	0.74%	0.71%	0.76%	0.82%	0.80%
Net investment income	3.01% (4)	2.47%	2.51%	3.11%	3.65%	3.89%
Portfolio Turnover	43% (3)	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.220	$ 9.140	$ 9.050	$ 8.960	$ 8.800	$ 9.040
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.149	$ 0.160	$ 0.211	$ 0.257	$ 0.279
Net realized and unrealized gain (loss)	(0.073)	(0.915)	0.089	0.093	0.161	(0.246)
Total income (loss) from operations	$ 0.017	$(0.766)	$ 0.249	$ 0.304	$ 0.418	$ 0.033
Less Distributions
From net investment income	$ (0.087)	$ (0.154)	$ (0.159)	$ (0.214)	$ (0.258)	$ (0.273)
Total distributions	$(0.087)	$(0.154)	$(0.159)	$ (0.214)	$ (0.258)	$ (0.273)
Net asset value — End of period	$ 8.150	$ 8.220	$ 9.140	$ 9.050	$ 8.960	$ 8.800
Total Return(2)	0.13% (3)	(8.34)%	2.78%	3.45%	4.84%	0.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,467	$ 5,317	$ 7,781	$11,815	$13,088	$22,991
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50% (4)	1.46%	1.44%	1.46%	1.50%	1.50%
Interest and fee expense(5)	0.10% (4)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	1.60% (4)	1.49%	1.46%	1.51%	1.57%	1.55%
Net investment income	2.26% (4)	1.71%	1.77%	2.36%	2.93%	3.13%
Portfolio Turnover	43% (3)	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.970	$ 8.860	$ 8.770	$ 8.690	$ 8.530	$ 8.760
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.224	$ 0.237	$ 0.287	$ 0.328	$ 0.352
Net realized and unrealized gain (loss)	(0.073)	(0.885)	0.090	0.083	0.163	(0.235)
Total income (loss) from operations	$ 0.051	$ (0.661)	$ 0.327	$ 0.370	$ 0.491	$ 0.117
Less Distributions
From net investment income	$ (0.121)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)	$ (0.347)
Total distributions	$ (0.121)	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)	$ (0.347)
Net asset value — End of period	$ 7.900	$ 7.970	$ 8.860	$ 8.770	$ 8.690	$ 8.530
Total Return(2)	0.70% (3)	(7.55)%	3.80%	4.34%	5.90%	1.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,489	$59,972	$66,737	$64,685	$53,541	$46,396
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55% (4)	0.51%	0.49%	0.51%	0.54%	0.55%
Interest and fee expense(5)	0.10% (4)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	0.65% (4)	0.54%	0.51%	0.56%	0.61%	0.60%
Net investment income	3.20% (4)	2.67%	2.71%	3.31%	3.84%	4.09%
Portfolio Turnover	43% (3)	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held— The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at January 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
Pennsylvania Fund
Floating Rate Notes Outstanding	$4,999,950
Interest Rate or Range of Interest Rates (%)	1.74
Collateral for Floating Rate Notes Outstanding	$7,208,750
For the six months ended January 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
Pennsylvania Fund
Average Floating Rate Notes Outstanding	$5,000,000
Average Interest Rate	2.93%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements—The interim financial statements relating to January 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$459,098	$1,302,596	$ 714,819	$1,632,136	$6,132,351
Long-term	$473,203	$ 281,402	$1,312,750	$2,941,883	$8,026,453

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$ 74,767,859	$ 96,531,740	$208,453,204	$145,973,470	$152,595,644
Gross unrealized appreciation	$ 1,946,983	$ 1,746,173	$ 2,489,368	$ 3,483,392	$ 5,928,592
Gross unrealized depreciation	(1,592,958)	(1,849,826)	(3,408,477)	(4,090,450)	(4,379,861)
Net unrealized appreciation (depreciation)	$ 354,025	$ (103,653)	$ (919,109)	$ (607,058)	$ 1,548,731
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended January 31, 2023, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$98,459	$138,928	$370,276	$256,887	$272,674
Effective Annual Rate	0.28%	0.31%	0.35%	0.35%	0.36%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended January 31, 2023 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$2,855	$7,795	$13,605	$11,441	$15,240
EVD's Class A Sales Charges	$ 572	$ 504	$ 47	$ 3,295	$ 3,548
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ —	$ —	$ —	$ 719
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2023 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$30,298	$46,477	$51,381	$83,958	$87,111
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$7,889	$10,432	$8,539	$23,729	$17,980
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2023 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$2,104	$2,782	$2,277	$6,328	$4,794
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$ —	$ —	$ —	$ —	$200
Class C	$1,000	$ 100	$ —	$ —	$200
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended January 31, 2023 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$25,031,764	$27,205,179	$44,952,557	$23,759,198	$66,999,538
Sales	$13,685,915	$15,165,602	$22,625,162	$28,337,177	$65,580,650
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Arizona Fund
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	406,948	$ 3,554,156	633,014	$ 6,001,840
Issued to shareholders electing to receive payments of distributions in Fund shares	39,902	349,986	76,842	725,739
Redemptions	(390,290)	(3,421,405)	(1,476,147)	(13,856,757)
Net increase (decrease)	56,560	$ 482,737	(766,291)	$ (7,129,178)
Class C
Sales	5,150	$ 50,578	33,071	$ 351,200
Issued to shareholders electing to receive payments of distributions in Fund shares	1,772	17,259	3,500	36,731
Redemptions	(45,599)	(440,055)	(134,168)	(1,437,751)
Net decrease	(38,677)	$ (372,218)	(97,597)	$ (1,049,820)

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

Arizona Fund (continued)
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	1,926,338	$ 16,990,600	2,023,597	$ 18,740,444
Issued to shareholders electing to receive payments of distributions in Fund shares	53,299	467,658	69,127	650,231
Redemptions	(928,324)	(8,154,644)	(2,106,598)	(19,589,280)
Net increase (decrease)	1,051,313	$ 9,303,614	(13,874)	$ (198,605)
Connecticut Fund
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	145,428	$ 1,343,302	685,096	$ 6,622,624
Issued to shareholders electing to receive payments of distributions in Fund shares	55,083	505,986	89,641	886,160
Redemptions	(209,218)	(1,927,725)	(868,133)	(8,453,720)
Net decrease	(8,707)	$ (78,437)	(93,396)	$ (944,936)
Class C
Sales	27,930	$ 258,234	42,439	$ 425,307
Issued to shareholders electing to receive payments of distributions in Fund shares	2,099	19,204	3,791	37,409
Redemptions	(34,739)	(317,711)	(106,407)	(1,048,977)
Net decrease	(4,710)	$ (40,273)	(60,177)	$ (586,261)
Class I
Sales	2,085,696	$ 19,306,836	2,443,741	$ 23,334,302
Issued to shareholders electing to receive payments of distributions in Fund shares	44,487	408,846	54,316	534,438
Redemptions	(1,240,730)	(11,370,297)	(1,065,269)	(10,135,641)
Net increase	889,453	$ 8,345,385	1,432,788	$ 13,733,099

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	656,969	$ 5,891,525	994,921	$ 9,385,041
Issued to shareholders electing to receive payments of distributions in Fund shares	61,917	550,459	99,694	940,030
Redemptions	(1,185,431)	(10,537,702)	(1,526,797)	(14,308,412)
Net decrease	(466,545)	$ (4,095,718)	(432,182)	$ (3,983,341)
Class C
Sales	29,593	$ 281,348	4,178	$ 42,397
Issued to shareholders electing to receive payments of distributions in Fund shares	1,610	15,399	2,896	29,418
Redemptions	(65,627)	(629,046)	(175,633)	(1,785,201)
Net decrease	(34,424)	$ (332,299)	(168,559)	$ (1,713,386)
Class I
Sales	7,578,095	$ 67,843,777	12,046,549	$ 110,864,800
Issued to shareholders electing to receive payments of distributions in Fund shares	127,808	1,136,783	173,377	1,632,895
Redemptions	(6,042,215)	(53,563,948)	(9,250,462)	(84,652,489)
Net increase	1,663,688	$ 15,416,612	2,969,464	$ 27,845,206
New Jersey Fund
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	548,045	$ 4,626,878	895,573	$ 8,458,626
Issued to shareholders electing to receive payments of distributions in Fund shares	112,014	946,410	202,993	1,880,191
Redemptions	(1,016,346)	(8,588,547)	(2,098,239)	(19,114,439)
Net decrease	(356,287)	$ (3,015,259)	(999,673)	$ (8,775,622)
Class C
Sales	64,670	$ 577,316	127,020	$ 1,262,223
Issued to shareholders electing to receive payments of distributions in Fund shares	6,291	55,389	12,597	121,838
Redemptions	(92,282)	(807,380)	(360,213)	(3,400,308)
Net decrease	(21,321)	$ (174,675)	(220,596)	$ (2,016,247)

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

New Jersey Fund (continued)
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	3,106,677	$ 26,484,015	5,035,621	$ 46,167,000
Issued to shareholders electing to receive payments of distributions in Fund shares	85,193	721,271	175,803	1,635,727
Redemptions	(2,992,131)	(25,370,516)	(6,641,631)	(59,723,700)
Net increase (decrease)	199,739	$ 1,834,770	(1,430,207)	$(11,920,973)
Pennsylvania Fund
	Six Months Ended January 31, 2023 (Unaudited)			Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	869,774	$ 6,683,969	642,945	$ 5,478,317
Issued to shareholders electing to receive payments of distributions in Fund shares	147,664	1,126,085	269,534	2,245,235
Redemptions	(1,255,420)	(9,613,144)	(2,271,950)	(19,069,076)
Net decrease	(237,982)	$ (1,803,090)	(1,359,471)	$(11,345,524)
Class C
Sales	59,528	$ 462,062	79,355	$ 697,795
Issued to shareholders electing to receive payments of distributions in Fund shares	6,297	49,685	12,791	110,445
Redemptions	(164,473)	(1,297,887)	(296,618)	(2,569,702)
Net decrease	(98,648)	$ (786,140)	(204,472)	$ (1,761,462)
Class I
Sales	3,231,488	$ 24,772,989	2,561,764	$ 21,203,153
Issued to shareholders electing to receive payments of distributions in Fund shares	85,239	652,996	136,510	1,139,406
Redemptions	(2,553,366)	(19,536,571)	(2,704,966)	(22,185,956)
Net increase (decrease)	763,361	$ 5,889,414	(6,692)	$ 156,603

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2023.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 70,945,146	$ —	$ 70,945,146
Taxable Municipal Obligations	—	3,671,813	—	3,671,813
Trust Units	—	504,925	—	504,925
Total Investments	$ —	$ 75,121,884	$ —	$ 75,121,884
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 927,244	$ —	$ 927,244
Tax-Exempt Municipal Obligations	—	92,063,147	—	92,063,147
Taxable Municipal Obligations	—	2,761,097	—	2,761,097
Trust Units	—	676,599	—	676,599
Total Investments	$ —	$ 96,428,087	$ —	$ 96,428,087
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 207,534,095	$ —	$ 207,534,095
Total Investments	$ —	$207,534,095	$ —	$207,534,095

Eaton Vance
Municipal Income Funds
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 137,646,974	$ —	$ 137,646,974
Taxable Municipal Obligations	—	7,719,438	—	7,719,438
Total Investments	$ —	$145,366,412	$ —	$145,366,412
Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 156,750,824	$ —	$ 156,750,824
Taxable Municipal Obligations	—	2,393,501	—	2,393,501
Total Investments	$ —	$159,144,325	$ —	$159,144,325
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
January 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.23

Eaton Vance
Municipal Opportunities Fund
Semiannual Report
January 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2023
Eaton Vance
Municipal Opportunities Fund

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	0.55%	(4.89)%	1.50%	2.40%	3.58%
Class A with 3.25% Maximum Sales Charge	—	—	(2.69)	(7.99)	0.83	2.07	3.28
Class C at NAV	08/18/2014	08/18/2014	0.08	(5.69)	0.73	—	1.58
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.91)	(6.61)	0.73	—	1.58
Class I at NAV	05/31/2011	05/31/2011	0.59	(4.72)	1.74	2.65	3.85

Bloomberg Municipal Bond Index	—	—	0.73%	(3.25)%	2.07%	2.38%	3.19%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.93%	1.68%	0.67%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.25%	2.51%	3.50%
Taxable-Equivalent Distribution Rate	5.48	4.24	5.91
SEC 30-day Yield	2.88	2.24	3.23
Taxable-Equivalent SEC 30-day Yield	4.87	3.78	5.46
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	0.44%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-
equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
4

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,005.50	$4.95	0.98%
Class C	$1,000.00	$1,000.80	$8.72	1.73%
Class I	$1,000.00	$1,005.90	$3.69	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.27	$4.99	0.98%
Class C	$1,000.00	$1,016.48	$8.79	1.73%
Class I	$1,000.00	$1,021.53	$3.72	0.73%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
5

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,906,120
		$ 1,906,120
Hospital — 2.6%
Care New England Health System, 5.50%, 9/1/26	$11,000	$ 10,702,230
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,275	3,225,875
		$ 13,928,105
Total Corporate Bonds (identified cost $15,898,759)		$ 15,834,225

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 5.016%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$458	$ 454,667
Total Tax-Exempt Mortgage-Backed Securities (identified cost $457,789)		$ 454,667

Tax-Exempt Municipal Obligations — 90.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Delaware Valley Regional Finance Authority, PA, 3.687%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,013,520
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,145,833
		$ 10,159,353
Education — 4.0%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$ 526,402
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	600	640,494
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (California Lutheran University): (continued)
5.00%, 10/1/35	$1,125	$ 1,179,945
5.00%, 10/1/37	1,400	1,453,326
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	500	493,645
Colorado State University, 4.00%, 3/1/45	3,370	3,367,776
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/35	250	264,095
4.00%, 7/1/41	600	606,360
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,428,748
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	5,000	5,178,650
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	840,715
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	445	452,623
5.00%, 12/15/38(1)	2,690	2,766,046
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	205	198,965
5.00%, 6/15/49(1)	260	240,300
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	840	832,297
5.00%, 4/1/50(1)	1,010	954,197
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	397,268
		$ 21,821,852
Electric Utilities — 4.8%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$6,005	$ 5,176,310
Long Island Power Authority, NY, Electric System Revenue, 3.808%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	5,997,600
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	592,775
5.25%, 5/15/36	1,000	1,168,800
5.25%, 5/15/37	1,000	1,154,690
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/35	540	615,789

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities): (continued)
Green Bonds, 5.25%, 12/1/39	$1,000	$ 1,125,990
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,630,949
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	3,000	3,024,900
South Carolina Public Service Authority:
5.25%, 12/1/33	2,000	2,342,520
5.25%, 12/1/34	2,000	2,307,380
		$ 26,137,703
Escrowed/Prerefunded — 0.9%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$ 639,060
Connecticut Higher Education Supplemental Loan Authority, (AMT), Escrowed to Maturity, 5.00%, 11/15/24	600	622,950
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	579,867
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	517,140
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,010	1,043,431
Massachusetts Development Finance Agency, (Atrius Health), Prerefunded to 6/1/29, 4.00%, 6/1/49	850	940,661
University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	648,012
		$ 4,991,121
General Obligations — 8.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,069,350
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,132,520
California, 5.00%, 11/1/42	5,000	5,814,600
Charles County, MD, 4.25%, 10/1/47	3,345	3,461,272
Chicago Park District, IL, 5.00%, 1/1/24	500	510,010
Connecticut, 5.00%, 9/15/32	325	393,435
District of Columbia, 4.00%, 2/1/46	3,000	3,026,940
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,106,188
Illinois:
5.50%, 5/1/39	1,980	2,150,993
5.75%, 5/1/45	1,780	1,912,307
Kenosha County, WI:
1.50%, 9/1/29	540	509,620
1.50%, 9/1/30	480	441,384
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/39	$1,400	$ 1,648,738
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	6,047,040
New York, NY, 5.00%, 8/1/29	450	455,202
Puerto Rico:
0.00%, 7/1/24	98	91,732
0.00%, 7/1/33	377	218,771
5.25%, 7/1/23	164	164,310
5.625%, 7/1/29	848	903,203
5.75%, 7/1/31	627	681,049
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,608,870
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	5,256,313
Westwood, MA, 4.00%, 8/15/52	2,750	2,767,545
		$ 48,371,392
Hospital — 11.5%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,216,175
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	308,172
5.00%, 11/1/30	150	153,689
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	444,023
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	531,520
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,782,493
6.00%, 6/1/51	4,715	4,819,437
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	903,830
4.00%, 9/1/45	2,580	2,258,842
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,028,930
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	2,890	3,095,421
5.00%, 6/1/29	1,830	1,953,708
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,215,857
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	1,000	1,011,490
5.00%, 8/15/28	1,670	1,752,782

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
Prerefunded to 6/1/23, 5.125%, 6/1/26	$475	$ 478,643
Prerefunded to 6/1/23, 5.25%, 6/1/27	415	418,353
Prerefunded to 6/1/23, 5.375%, 6/1/28	455	458,863
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	500,713
4.00%, 11/1/30	1,605	1,583,589
5.00%, 11/1/26	1,375	1,418,024
5.00%, 11/1/27	1,440	1,496,837
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,091,901
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	219,932
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/35(1)	275	276,361
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,029,170
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	540,655
5.00%, 10/1/33	1,000	1,078,940
5.00%, 10/1/34	1,070	1,149,191
5.00%, 10/1/35	1,550	1,653,586
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	517,495
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
5.00%, 7/1/27	470	480,711
Prerefunded to 1/1/24, 5.00%, 7/1/27	30	30,672
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/30	30	31,385
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/36	1,000	1,010,070
4.00%, 7/1/37	1,000	1,008,450
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.098%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,060
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	331,728
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,780,412
5.25%, 4/1/34	2,000	2,109,860
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	$2,500	$ 2,460,975
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,624,248
5.00%, 12/1/26	1,410	1,494,290
5.00%, 12/1/28	1,550	1,637,420
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	1,300	1,306,773
5.00%, 6/1/30	1,815	1,821,534
5.00%, 6/1/31	1,885	1,889,128
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,031,040
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	252,368
		$ 62,689,746
Housing — 3.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$3,320	$ 3,459,274
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,092,807
4.00%, 5/15/33	1,100	1,131,812
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/34	340	343,264
4.00%, 7/1/35	350	350,410
4.00%, 7/1/40	450	432,486
New York City Housing Development Corp., NY, Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	2,991,552
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	797,720
5.00%, 7/1/37	1,235	1,273,878
5.00%, 7/1/39	860	881,285
5.00%, 7/1/59	1,500	1,502,370
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	371,763
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	10	10,344
5.00%, 6/1/29	365	379,209
5.00%, 6/1/34	2,560	2,631,091

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC): (continued)
5.00%, 6/1/39	$1,595	$ 1,605,208
		$ 19,254,473
Industrial Development Revenue — 6.7%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$4,000	$ 3,625,640
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	5,000	5,731,200
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,500	2,649,225
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	866,950
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	947,764
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,039,700
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,445,980
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,498,665
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	220,164
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,458,050
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,035,622
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,204,950
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,877,914
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,020,540
		$ 36,622,364
Insured - Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$ 231,900
(AGM), 4.00%, 10/1/35	125	130,071
(AGM), 4.00%, 10/1/36	150	155,019
(AGM), 4.00%, 10/1/37	85	87,323
(AGM), 4.00%, 10/1/38	70	71,491
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Missouri Southern State University: (continued)
(AGM), 4.00%, 10/1/39	$55	$ 55,872
		$ 731,676
Insured - Electric Utilities — 1.2%
Brownsville, TX, Utility System Revenue:
(AGM), 4.00%, 9/1/45	$1,505	$ 1,516,709
(BAM), 5.00%, 9/1/42	1,000	1,101,430
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,624,410
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	282,019
(NPFG), 5.25%, 7/1/23	335	335,757
(NPFG), 5.25%, 7/1/25	170	171,054
(NPFG), 5.25%, 7/1/29	1,110	1,125,007
(NPFG), 5.25%, 7/1/30	530	536,461
(NPFG), 5.25%, 7/1/34	100	100,815
		$ 6,793,662
Insured - General Obligations — 3.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	$300	$ 307,380
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	303,720
(AGM), 5.00%, 8/1/24	300	311,097
(AGM), 5.00%, 8/1/25	885	941,242
(AGM), 5.00%, 8/1/26	915	974,768
Cambria County, PA, (BAM), 5.00%, 8/1/23	985	996,978
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,384,522
(NPFG), 0.00%, 12/1/28	1,560	1,257,719
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	338,163
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,583,391
McCook, IL:
(AGM), 4.00%, 12/1/26	260	275,610
(AGM), 4.00%, 12/1/27	300	322,386
(AGM), 4.00%, 12/1/28	300	326,265
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	909,277
(AGM), 5.00%, 1/1/26	925	945,544
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	767,460
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,141,910
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	359,821

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	$1,140	$ 1,280,779
(AGM), 5.00%, 12/1/50	1,500	1,567,980
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	426,675
(BAM), 0.00%, 1/1/33	200	141,202
		$ 17,863,889
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 406,248
		$ 406,248
Insured - Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$ 862,944
		$ 862,944
Insured - Special Tax Revenue — 0.8%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,374,320
		$ 4,374,320
Insured - Transportation — 2.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,804,900
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,833,354
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	187,585
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	987,034
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,013,280
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,043,910
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	2,500	2,789,150
		$ 14,659,213
Insured - Water and Sewer — 1.8%
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	$5,500	$ 5,404,465
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,142,240
		$ 9,546,705
Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	$2,000	$ 2,227,260
5.00%, 6/1/30	3,000	3,338,580
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,024,390
		$ 6,590,230
Other Revenue — 6.1%
Black Belt Energy Gas District, AL, 2.03%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,805,900
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	4,000	4,014,960
5.00%, 6/1/36	2,000	2,143,880
5.00%, 6/1/55	3,055	2,917,525
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.36%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,220,880
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,050	1,085,480
5.50%, 12/1/53	740	758,078
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,520,795
Series B, 5.00%, 1/1/32(1)	1,000	1,045,220
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/30 (Put Date), 6/1/53(3)	2,000	2,123,980
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,793,265
Southeast Alabama Gas Supply District, (Project No. 2), 3.777%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,996,970
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.895%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,150	3,133,273
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	635	672,554
5.00%, 6/1/28	1,370	1,447,501
5.00%, 6/1/29	700	738,787
		$ 33,419,048

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 12.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	$1,730	$ 1,784,754
5.00%, 11/15/27	1,320	1,357,198
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	451,534
5.00%, 11/1/24	705	708,807
5.00%, 11/1/26	770	773,588
5.00%, 11/1/27	425	424,788
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/27	285	288,240
5.00%, 11/15/28	300	302,772
5.00%, 11/15/29	315	317,240
5.00%, 11/15/30	330	331,647
5.125%, 11/15/40	260	249,857
5.375%, 11/15/55	300	279,288
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	555,630
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	528,727
5.00%, 5/15/25	300	302,100
5.00%, 5/15/26	350	352,926
5.00%, 5/15/27	400	402,728
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	850	816,926
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	469,375
5.00%, 12/1/39	370	324,331
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	209,273
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	125,043
5.00%, 7/1/48	465	441,889
5.00%, 7/1/51	1,000	943,560
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,290	1,275,075
5.00%, 4/1/36	2,035	1,893,466
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	367,858
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.36%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,059,545
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	$700	$ 700,791
5.00%, 7/1/24	915	916,812
5.00%, 7/1/25	650	651,430
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,279,728
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/35	310	281,496
5.00%, 2/1/46	1,480	1,423,272
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	207,436
4.00%, 12/1/31	150	155,426
4.00%, 12/1/32	200	206,942
4.00%, 12/1/33	100	102,960
4.00%, 12/1/34	200	204,722
4.00%, 12/1/35	350	355,541
4.00%, 12/1/36	350	353,647
4.00%, 12/1/37	300	302,067
4.00%, 12/1/38	300	300,660
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,869,550
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	871,498
5.75%, 7/1/54(1)	1,725	1,645,529
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	1,005,020
5.00%, 1/1/26	1,040	1,047,509
5.00%, 1/1/27	1,095	1,102,676
5.00%, 1/1/29	1,205	1,210,892
5.00%, 1/1/30	630	631,298
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	413,991
5.00%, 7/1/31	220	210,232
5.00%, 7/1/32	160	150,917
5.00%, 7/1/33	305	285,202
5.00%, 7/1/34	195	180,714
5.00%, 7/1/39	2,450	2,182,166
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,243,953
5.25%, 1/1/54	250	210,300

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	$255	$ 252,649
5.00%, 5/15/30	300	294,594
5.00%, 5/15/31	775	756,966
5.00%, 5/15/32	650	631,150
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	382,628
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,342,926
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	252,863
5.00%, 5/15/28	270	273,102
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	624,994
5.00%, 5/15/39	480	439,368
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	540,510
5.00%, 4/1/49	1,510	1,390,106
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,650,947
5.00%, 4/1/29	1,000	980,720
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	280,650
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,964,663
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	625	629,831
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	519,095
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,488,319
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,934,390
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	559,705
5.00%, 11/15/29	400	414,596
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,691,825
5.00%, 5/1/25	745	750,446
5.00%, 5/1/26	585	589,481
5.00%, 5/1/27	500	502,045
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	$765	$ 733,589
5.00%, 7/1/31(1)	750	713,812
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	233,635
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	816,438
5.00%, 1/1/28(1)	445	428,838
5.00%, 1/1/29(1)	460	439,337
5.00%, 1/1/34(1)	500	454,375
5.00%, 1/1/39(1)	750	650,827
		$ 68,651,962
Special Tax Revenue — 3.4%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 264,551
3.50%, 6/1/39(1)	650	540,247
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	478,858
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,376,510
5.00%, 12/1/37	350	352,471
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	244,760
5.00%, 8/15/33	190	205,510
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/53(3)	2,500	2,444,150
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,167,051
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/47	5,000	4,903,800
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,265	4,212,711
South Village Community Development District, FL:
2.375%, 5/1/23	100	99,809
2.50%, 5/1/24	100	99,270
2.75%, 5/1/25	95	94,168
3.25%, 5/1/27	95	94,841
4.35%, 5/1/26	300	300,714
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	875	736,706
		$ 18,616,127

12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 8.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.11%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,154,048
Central Texas Regional Mobility Authority:
5.00%, 1/1/26	500	527,740
5.00%, 1/1/27	550	580,861
5.00%, 1/1/28	750	790,867
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,016,180
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/27	2,425	2,523,697
(AMT), 4.00%, 12/31/28	2,760	2,863,942
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	1,600	1,600,032
(AMT), 5.00%, 11/15/28	2,680	2,987,048
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,280,587
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,220	3,377,844
(AMT), 5.00%, 5/15/36	3,080	3,333,145
Green Bonds, (AMT), 4.00%, 5/15/42	2,085	2,090,379
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	521,150
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,426,678
(AMT), 5.00%, 7/1/29	1,470	1,598,404
(AMT), 5.00%, 7/1/35	1,995	2,134,012
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/40	2,000	2,165,600
5.25%, 6/15/39	1,500	1,663,440
Port of Seattle, WA, (AMT), 5.00%, 8/1/28	2,270	2,509,894
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,253,850
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,217,260
		$ 46,616,658
Water and Sewer — 6.4%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,726,300
Coldwater Local Development Finance Authority, MI:
Series A, (AMT), 5.00%, 12/1/27	390	410,163
Series B, (AMT), 5.00%, 12/1/27	505	531,109
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	3,195	3,378,840
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/52	$3,250	$ 3,665,480
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,562,010
Marin Municipal Water District, CA, 4.00%, 6/15/45	5,000	5,076,650
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(4)	3,000	3,426,420
San Diego Public Facilities Financing Authority, CA, Wastewater System Revenue, 5.00%, 5/15/47	5,000	5,676,550
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,487,650
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,223,640
		$ 35,164,812
Total Tax-Exempt Municipal Obligations (identified cost $492,841,297)		$494,345,498

Taxable Municipal Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 775,968
		$ 775,968
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 1,981,220
		$ 1,981,220
General Obligations — 3.3%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,209,997
Chicago, IL:
7.375%, 1/1/33	3,250	3,543,962
7.75%, 1/1/42	3,811	3,908,409
7.781%, 1/1/35	2,600	2,898,558
Collin County, TX, 1.683%, 2/15/30	100	82,819
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	516,939
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,190,595
Maryland, 0.41%, 8/1/23	2,000	1,962,520

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mattawan Consolidated School, MI, 1.966%, 5/1/32	$1,100	$ 900,988
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,384	612,438
		$ 17,827,225
Insured - General Obligations — 1.0%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 584,115
Detroit, MI, (AMBAC), 5.15%, 4/1/25	4,930	4,877,893
		$ 5,462,008
Insured - Special Tax Revenue — 0.9%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,206,273
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,227,750
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,015,384
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.50%, 9/1/23	510	505,818
(AGM), 3.75%, 9/1/25	500	486,820
(AGM), 4.00%, 9/1/26	500	486,760
		$ 4,928,805
Senior Living/Life Care — 0.2%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$985	$ 970,018
		$ 970,018
Special Tax Revenue — 0.4%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$2,000	$ 1,699,540
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	319,275
		$ 2,018,815
Total Taxable Municipal Obligations (identified cost $35,049,431)		$ 33,964,059
Total Investments — 99.8% (identified cost $544,247,276)		$544,598,449
Other Assets, Less Liabilities — 0.2%		$ 1,038,283
Net Assets — 100.0%		$545,636,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $39,133,121 or 7.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At January 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	13.5%
Others, representing less than 10% individually	83.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
Currency Abbreviations:
USD	– United States Dollar

14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Statement of Assets and Liabilities (Unaudited)

January 31, 2023
Assets
Investments, at value (identified cost $544,247,276)	$ 544,598,449
Cash	3,883,455
Interest receivable	5,029,026
Receivable for investments sold	4,213,214
Receivable for Fund shares sold	1,666,855
Total assets	$559,390,999
Liabilities
Payable for floating rate notes issued	$ 2,408,064
Demand note payable	2,790,000
Payable for when-issued securities	4,554,655
Payable for Fund shares redeemed	3,240,434
Distributions payable	206,427
Payable to affiliates:
Investment adviser and administration fee	275,641
Distribution and service fees	28,990
Interest expense and fees payable	13,369
Accrued expenses	236,687
Total liabilities	$ 13,754,267
Net Assets	$545,636,732
Sources of Net Assets
Paid-in capital	$ 605,317,937
Accumulated loss	(59,681,205)
Net Assets	$545,636,732
Class A Shares
Net Assets	$ 61,501,571
Shares Outstanding	5,448,528
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.29
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 11.67
Class C Shares
Net Assets	$ 18,566,074
Shares Outstanding	1,645,327
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.28
Class I Shares
Net Assets	$ 465,569,087
Shares Outstanding	41,187,223
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2023
Investment Income
Interest income	$ 11,872,039
Total investment income	$ 11,872,039
Expenses
Investment adviser and administration fee	$ 1,875,992
Distribution and service fees:
Class A	85,601
Class C	105,681
Trustees’ fees and expenses	17,783
Custodian fee	78,331
Transfer and dividend disbursing agent fees	122,546
Legal and accounting services	45,831
Printing and postage	15,331
Registration fees	49,336
Interest expense and fees	13,369
Miscellaneous	66,756
Total expenses	$ 2,476,557
Net investment income	$ 9,395,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (25,041,811)
Futures contracts	3,696,690
Net realized loss	$(21,345,121)
Change in unrealized appreciation (depreciation):
Investments	$ 9,277,388
Net change in unrealized appreciation (depreciation)	$ 9,277,388
Net realized and unrealized loss	$(12,067,733)
Net decrease in net assets from operations	$ (2,672,251)
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Statements of Changes in Net Assets

	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,395,482	$ 22,523,550
Net realized loss	(21,345,121)	(39,117,869)
Net change in unrealized appreciation (depreciation)	9,277,388	(89,909,346)
Net decrease in net assets from operations	$ (2,672,251)	$ (106,503,665)
Distributions to shareholders:
Class A	$ (963,830)	$ (3,808,390)
Class C	(218,403)	(861,036)
Class I	(8,268,318)	(37,920,723)
Total distributions to shareholders	$ (9,450,551)	$ (42,590,149)
Transactions in shares of beneficial interest:
Class A	$ (16,773,400)	$ (34,054,610)
Class C	(5,372,675)	(8,140,191)
Class I	(169,392,729)	(426,023,493)
Net decrease in net assets from Fund share transactions	$(191,538,804)	$ (468,218,294)
Net decrease in net assets	$(203,661,606)	$ (617,312,108)
Net Assets
At beginning of period	$ 749,298,338	$1,366,610,446
At end of period	$ 545,636,732	$ 749,298,338
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Financial Highlights

	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.390	$ 12.870	$ 12.330	$ 12.310	$ 11.880	$ 11.960
Income (Loss) From Operations
Net investment income(1)	$ 0.156	$ 0.215	$ 0.232	$ 0.262	$ 0.277	$ 0.251
Net realized and unrealized gain (loss)	(0.098)	(1.282)	0.541	0.018 (2)	0.427	(0.084)
Total income (loss) from operations	$ 0.058	$ (1.067)	$ 0.773	$ 0.280	$ 0.704	$ 0.167
Less Distributions
From net investment income	$ (0.158)	$ (0.219)	$ (0.233)	$ (0.260)	$ (0.274)	$ (0.247)
From net realized gain	—	(0.194)	—	—	—	—
Total distributions	$ (0.158)	$ (0.413)	$ (0.233)	$ (0.260)	$ (0.274)	$ (0.247)
Net asset value — End of period	$11.290	$11.390	$ 12.870	$ 12.330	$ 12.310	$ 11.880
Total Return(3)	0.55% (4)	(8.47)%	6.34%	2.32%	6.02%	1.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 61,502	$ 79,594	$127,729	$129,416	$127,094	$116,961
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.98% (5)	0.93%	0.92%	0.92%	0.94%	0.93%
Interest and fee expense(6)	0.00% (5)(7)	—	0.00% (7)	0.00% (7)	—	—
Total expenses	0.98% (5)	0.93%	0.92%	0.92%	0.94%	0.93%
Net investment income	2.80% (5)	1.77%	1.84%	2.15%	2.32%	2.11%
Portfolio Turnover	30% (4)	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.390	$ 12.870	$ 12.330	$ 12.300	$ 11.870	$ 11.960
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.124	$ 0.139	$ 0.171	$ 0.188	$ 0.161
Net realized and unrealized gain (loss)	(0.108)	(1.282)	0.540	0.027 (2)	0.426	(0.093)
Total income (loss) from operations	$ 0.006	$ (1.158)	$ 0.679	$ 0.198	$ 0.614	$ 0.068
Less Distributions
From net investment income	$ (0.116)	$ (0.128)	$ (0.139)	$ (0.168)	$ (0.184)	$ (0.158)
From net realized gain	—	(0.194)	—	—	—	—
Total distributions	$ (0.116)	$ (0.322)	$ (0.139)	$ (0.168)	$ (0.184)	$ (0.158)
Net asset value — End of period	$11.280	$11.390	$12.870	$12.330	$12.300	$11.870
Total Return(3)	0.08% (4)	(9.15)%	5.55%	1.64%	5.23%	0.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 18,566	$ 24,274	$ 36,398	$ 41,939	$ 47,617	$ 51,587
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.73% (5)	1.68%	1.67%	1.67%	1.69%	1.69%
Interest and fee expense(6)	0.00% (5)(7)	—	0.00% (7)	0.00% (7)	—	—
Total expenses	1.73% (5)	1.68%	1.67%	1.67%	1.69%	1.69%
Net investment income	2.05% (5)	1.03%	1.11%	1.40%	1.57%	1.35%
Portfolio Turnover	30% (4)	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.410	$ 12.890	$ 12.350	$ 12.320	$ 11.900	$ 11.980
Income (Loss) From Operations
Net investment income(1)	$ 0.170	$ 0.245	$ 0.263	$ 0.293	$ 0.306	$ 0.282
Net realized and unrealized gain (loss)	(0.108)	(1.282)	0.542	0.028 (2)	0.418	(0.085)
Total income (loss) from operations	$ 0.062	$ (1.037)	$ 0.805	$ 0.321	$ 0.724	$ 0.197
Less Distributions
From net investment income	$ (0.172)	$ (0.249)	$ (0.265)	$ (0.291)	$ (0.304)	$ (0.277)
From net realized gain	—	(0.194)	—	—	—	—
Total distributions	$ (0.172)	$ (0.443)	$ (0.265)	$ (0.291)	$ (0.304)	$ (0.277)
Net asset value — End of period	$ 11.300	$ 11.410	$ 12.890	$ 12.350	$ 12.320	$ 11.900
Total Return(3)	0.59% (4)	(8.22)%	6.60%	2.66%	6.19%	1.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$465,569	$645,430	$1,202,483	$1,245,273	$1,129,022	$840,654
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73% (5)	0.67%	0.67%	0.67%	0.69%	0.68%
Interest and fee expense(6)	0.00% (5)(7)	—	0.00% (7)	0.00% (7)	—	—
Total expenses	0.73% (5)	0.67%	0.67%	0.67%	0.69%	0.68%
Net investment income	3.05% (5)	2.01%	2.10%	2.40%	2.56%	2.37%
Portfolio Turnover	30% (4)	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which  they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
21

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond).The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2023. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2023, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $2,408,064 and $3,426,420, respectively. The interest rate on the Floating Rate Notes outstanding at January 31, 2023 was 1.69%. For the six months ended January 31, 2023, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $834,783 and 3.18%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2023.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Fund may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the
22

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to January 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the  Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 541,732,615
Gross unrealized appreciation	$ 13,117,006
Gross unrealized depreciation	(12,659,236)
Net unrealized appreciation	$ 457,770
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended January 31, 2023, the Fund's investment adviser and administration fee amounted to $1,875,992 or 0.60% (annualized) of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2023, EVM earned $7,156 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $814 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2023. EVD also received
23

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2023 amounted to $85,601 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2023, the Fund paid or accrued to EVD $79,261 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2023 amounted to $26,420 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2023, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $190,676,366 and $367,406,661, respectively, for the six months ended January 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,471,422	$ 16,110,164	1,300,438	$ 15,469,675
Issued to shareholders electing to receive payments of distributions in Fund shares	77,724	854,527	281,993	3,456,210
Redemptions	(3,086,019)	(33,738,091)	(4,518,204)	(52,980,495)
Net decrease	(1,536,873)	$ (16,773,400)	(2,935,773)	$ (34,054,610)
24

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	131,012	$ 1,448,392	146,884	$ 1,816,121
Issued to shareholders electing to receive payments of distributions in Fund shares	17,823	195,977	63,861	784,274
Redemptions	(634,650)	(7,017,044)	(907,742)	(10,740,586)
Net decrease	(485,815)	$ (5,372,675)	(696,997)	$ (8,140,191)
Class I
Sales	10,879,892	$ 120,233,260	17,324,361	$ 207,605,346
Issued to shareholders electing to receive payments of distributions in Fund shares	649,810	7,152,187	2,628,830	32,266,907
Redemptions	(26,908,779)	(296,778,176)	(56,658,603)	(665,895,746)
Net decrease	(15,379,077)	$(169,392,729)	(36,705,412)	$(426,023,493)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $2,790,000 at an interest rate of 5.53%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2023. The Fund’s average borrowings or allocated fees during the six months ended January 31, 2023 were not significant.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2023, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended January 31, 2023, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
25

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$3,696,690	$ —

(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2023, which is indicative of the volume of this derivative type, was approximately $6,120,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 15,834,225	$ —	$ 15,834,225
Tax-Exempt Mortgage-Backed Securities	—	454,667	—	454,667
Tax-Exempt Municipal Obligations	—	494,345,498	—	494,345,498
Taxable Municipal Obligations	—	33,964,059	—	33,964,059
Total Investments	$ —	$544,598,449	$ —	$544,598,449
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Eaton Vance
Municipal Opportunities Fund
January 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023